Commitments and Contingencies - Narrative (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Loss Contingencies [Line Items]
Rent expense under operating lease agreements	$ 25,100	$ 24,500	$ 22,400
Percentage of royalty on net product sales range, minimum	0.45%
Percentage of royalty on net product sales range, maximum	25.00%
Accrued royalties	$ 5,469	6,714
Royalty expense related to agreements	14,000	16,800	35,900
Total contingent obligation	57,300
Contingent cash payments to be made in 2019	23,700
Contingent cash payments to be made in 2020	22,700
Contingent cash payments to be made in 2022	5,900
Additional contingent cash payments to be made anytime after first 12 months	5,000
Commitment under employment contract agreements	$ 16,900
Standard product warranty term	1 year
Recurring Basis | Contingent Consideration | Level 3
Loss Contingencies [Line Items]
Fair value of contingent consideration	$ 48,971	11,539	$ 8,754
Pending Litigation
Loss Contingencies [Line Items]
Legal settlements accrued	6,000
Litigation Settlement
Loss Contingencies [Line Items]
Legal settlements accrued		4,400
Legal settlement amount awarded		49,200
Legal settlement expense		(45,300)
License rights recognized		3,900
Payment of legal settlement		$ 44,800
Minimum | Pending Litigation
Loss Contingencies [Line Items]
Estimated possible litigation loss	5,700
Maximum | Pending Litigation
Loss Contingencies [Line Items]
Estimated possible litigation loss	7,400
Accrued and Other Current Liabilities
Loss Contingencies [Line Items]
Future license payments	10,500
Accrued and Other Current Liabilities | Recurring Basis | Contingent Consideration | Level 3
Loss Contingencies [Line Items]
Fair value of contingent consideration	27,500
Fair value of contingent consideration	27,500
Other Long-Term Liabilities
Loss Contingencies [Line Items]
Future license payments	24,300
Other Long-Term Liabilities | Recurring Basis | Contingent Consideration | Level 3
Loss Contingencies [Line Items]
Fair value of contingent consideration	21,500
Fair value of contingent consideration	$ 21,500